SCHEDULE OF RIGHT OF USE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use-assets Net
Right of use assets net, beginning balance	$ 189,009	$ 157,068
Addition	458,237	136,242
Lease modification	(10,459)	(6,035)
Depreciation charge for the year	(83,314)	(99,360)	$ (105,479)
Exchange difference	(3,785)	1,094
Right of use assets net, ending balance	549,688	189,009	$ 157,068
Expense relating to short-term lease and other leases with lease terms end within 12 months	30,965	1,283
Total cash outflow for leases	$ 77,751	$ 112,262